CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury shares CNY (¥)	Treasury shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total VNET Group, Inc. shareholders' equity CNY (¥)	Total VNET Group, Inc. shareholders' equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥) shares	USD ($) shares
Beginning Balance (in shares) at Dec. 31, 2022 | shares	890,714,046	890,714,046
Beginning balance at Dec. 31, 2022	¥ 60		¥ (349,523)		¥ 15,239,926		¥ 11,022		¥ 77,996		¥ (8,369,868)		¥ 6,609,613		¥ 372,243		¥ 6,981,856
Consolidated net loss											(2,643,836)		(2,643,836)		46,667		(2,597,169)
Issuance of new shares for restricted share units vested (in shares) | shares	650,424,192	650,424,192
Issuance of new shares for restricted share units vested	¥ 47				2,084,356								2,084,403				2,084,403
Contribution by noncontrolling interest															116,996		116,996
Acquisition of noncontrolling interest					(27,200)								(27,200)		(30,471)		(57,671)
Appropriation of dividend															(5,467)		(5,467)
Share-based compensation					16,800								16,800				¥ 16,800
Appropriation of statutory reserves									2,619		(2,619)
Reissuance of treasury stock for restricted share units vested (in shares) | shares	3,252,768	3,252,768															3,252,768	3,252,768
Reissuance of treasury stock for restricted share units vested			22,570		(22,570)
Restricted share units vested (in shares) | shares	3,043,692	3,043,692
Settlement of restricted share units by reissuance of treasury stock (in shares) | shares	(3,043,692)	(3,043,692)
Foreign exchange difference							(25,365)						(25,365)				¥ (25,365)
Ending Balance (in shares) at Dec. 31, 2023 | shares	1,544,391,006	1,544,391,006
Ending balance at Dec. 31, 2023	¥ 107		(326,953)		17,291,312		(14,343)		80,615		(11,016,323)		6,014,415		499,968		6,514,383
Consolidated net loss											183,200		183,200		65,223		248,423
Shares issued to depositary banks (in shares) | shares	39,000,000	39,000,000
Shares issued to depositary banks	¥ 3				(3)
Issuance of new shares for restricted share units vested (in shares) | shares	34,744,206	34,744,206
Issuance of new shares for restricted share units vested	¥ 2				(2)
Contribution by noncontrolling interest															16,000		16,000
Acquisition of noncontrolling interest					1,152								1,152				1,152
Appropriation of dividend															(26,272)		(26,272)
Share-based compensation					147,784								147,784				147,784
Shares from bonus conversion (in shares) | shares	12,898,272	12,898,272
Shares from bonus conversion					23,510								23,510				¥ 23,510
Appropriation of statutory reserves									26,765		(26,765)
Reissuance of treasury stock for restricted share units vested (in shares) | shares	23,788,254	23,788,254															23,788,254	23,788,254
Reissuance of treasury stock for restricted share units vested			165,061		(165,061)
Restricted share units vested (in shares) | shares	20,491,014	20,491,014
Settlement of restricted share units and bonus conversion by reissuance of treasury stock and shares issued to depository banks (in shares) | shares	(33,389,286)	(33,389,286)
Changes in fair value due to instrument-specific credit risk							14,243						14,243				¥ 14,243
Unrealized gain (loss) for available-for-sale debt securities							3,084						3,084				3,084
Foreign exchange difference							(21,488)						(21,488)				(21,488)
Ending Balance (in shares) at Dec. 31, 2024 | shares	1,641,923,466	1,641,923,466
Ending balance at Dec. 31, 2024	¥ 112		(161,892)		17,298,692		(18,504)		107,380		(10,859,888)		6,365,900		554,919		6,920,819
Consolidated net loss											(251,842)		(251,842)		67,518		(184,324)
Contribution by noncontrolling interest															12,000		12,000
Acquisition of noncontrolling interest																	(100,000)
Appropriation of dividend																	(34,301)
Share-based compensation					25,787								25,787				25,787
Shares from bonus conversion (in shares) | shares	5,977,050	5,977,050
Shares from bonus conversion					35,385								35,385				35,385
Appropriation of statutory reserves									8,936		(8,936)
Accretion to redemption value of redeemable non-controlling interests											(4,929)		(4,929)				(4,929)
Restricted share units vested (in shares) | shares	5,058,030	5,058,030
Settlement of restricted share units and bonus conversion by reissuance of treasury stock and shares issued to depository banks (in shares) | shares	(11,185,110)	(11,185,110)
Share option exercised (in shares) | shares	150,030	150,030
Share option exercised					459								459				459
Share repurchase (in shares) | shares	(1,881,438)	(1,881,438)
Share repurchase			(17,195)										(17,195)				(17,195)
Unrealized gain (loss) for available-for-sale debt securities							(1,270)						(1,270)				(1,270)	$ (182)
Foreign exchange difference							66,149						66,149				66,149
Ending Balance (in shares) at Dec. 31, 2025 | shares	1,640,042,028	1,640,042,028
Ending balance at Dec. 31, 2025	¥ 112	$ 16	¥ (179,087)	$ (25,609)	¥ 17,360,323	$ 2,482,493	¥ 46,375	$ 6,632	¥ 116,316	$ 16,633	¥ (11,125,595)	$ (1,590,939)	¥ 6,218,444	$ 889,226	¥ 634,437	$ 90,723	¥ 6,852,881	$ 979,949